SUPPLEMENTARY CASH FLOW INFORMATION - Net Change in Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net (increase) decrease in:
Trade and other receivables	$ 18.0	$ 1.7
Inventories	(1.5)	(67.0)
Other assets	10.6	(28.0)
Net increase (decrease) in:
Trade and other payables	(56.5)	(39.9)
Other liabilities	(15.6)	(2.3)
Movement in above related to foreign exchange	(23.7)	(26.6)
Net change in working capital	$ (68.7)	$ (162.1)